Securities (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Investment	Dec. 31, 2014 USD ($) Investment
Investments, Debt and Equity Securities [Abstract]
Gross gains	$ 166	$ 203
Gross losses	(67)	(98)
Securities (Textual) [Abstract]
Securities pledged, carrying amount	43,100	40,200
Holding of securities	$ 0	$ 0
Percentage of equity	10.00%	10.00%
Number of investment in unrealized loss position | Investment	67	86
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	$ 54,094	$ 71,457
Available-for-Sale Securities Continuous Unrealized Loss Position Percentage	44.30%	46.00%
Number of investment in unrealized loss position for less than one year | Investment	41	32
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | Investment	26	54